MDA AGREEMENT - Schedule of Mda agreement Narrative (Details) - USD ($) $ in Thousands	1 Months Ended		12 Months Ended
	Aug. 31, 2023	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total consideration			$ 40,000
Proceeds From Private Investment In Public Equity			20,000
Promissory Notes			$ 20,000	$ 0
Interest per annum of pre purchase agreement			12.00%
Promissory Notes
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total consideration			$ 37,000
Consideration to be paid			17,000
Consideration remaining balance			20,000
Monthly instalments balance			2,850
MDA Agreement
Disclosure of disaggregation of revenue from contracts with customers [line items]
Company announced transaction value	$ 60,000
Total consideration	40,000
Proceeds From Private Investment In Public Equity	$ 20,000	$ 10,000
Share Purchase Agreement
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total consideration			40,000
Consideration to be paid			1,000
Consideration remaining balance			2,000
Satixfy Space Systems
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total consideration			3,000
Pre Purchase Agreement
Disclosure of disaggregation of revenue from contracts with customers [line items]
Consideration to be paid			10,000
Consideration remaining balance			5,000
Additional consideration payment value			$ 15,000